OTHER DEBT – VEHICLE LOAN (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 27, 2021	Nov. 30, 2017	Dec. 31, 2016	Feb. 28, 2023	May 31, 2023	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Dec. 30, 2019
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile				$ 31,254,346	$ 32,427,346				$ 50,000	$ 100,000
Fair value of warrants				75,000			$ 0	$ 0
Loss on sale of vehicle	$ 360,125
Proceeds of disposal of vehicle offset against vehicle loan							18,766
Remaining asset value							5,515
Robotic Assistance Devices LLC [Member] | Secured Debt [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile		$ 47,661	$ 47,704
Term of debt		5 years	5 years
Payment of debt interest and principal		$ 923	$ 1,019
Maturity date		Oct. 24, 2022
Outstanding balance of the loan		$ 21,907
Loss on sale of vehicle				3,257
Current portion vehicle loan				21,578				21,578	$ 21,578
Proceeds of disposal of vehicle offset against vehicle loan							18,766
Remaining asset value							5,515
Reclassification of fixed assets to vehicle for disposal							13,251
Long-term vehicle loan				16,944			16,944	$ 16,944
Total vehicle loan				$ 38,522		$ 38,522	$ 38,522